Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

New Hampshire Higher Education Loan Corporation (the “Corporation”)

RBC Capital Markets, LLC (“RBC”)

(together, the “Specified Parties”)

Re:	EDVestinU Private Education Loan Issue No. 2, LLC – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Corporation in an electronic data file entitled “Edvest 2018-A Loan Level Data as of 9-30-18 – to KPMG – 1113 a.xlsx” (the “Data File”) provided by RBC on November 13, 2018, on behalf of the Corporation, containing certain information related to 6,163 student loans (the “Student Loans”) as of September 30, 2018 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering of EDVestinU Private Education Loan Issue No. 2, LLC Private Education Loan Asset-Backed Notes, Series 2018-A (the “Notes”). The Corporation is responsible for the specified attributes identified by the Corporation in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts, percentages, and dates were within $1.00, 0.1%, and one (1) month, respectively, unless otherwise stated.

•	The term “School ID Lookup Table” means a snapshot of the School View table within the Corporation’s database, containing School Type information related to 28,682 schools.

•	The term “Lookup Code Document” means an Excel file provided by the Corporation containing code definitions related to Loan Type, Repay Type, and Loan Status, attached hereto as Exhibit B.

•	The term “Roll Forward Files” means Excel files provided by the Corporation related to the timing of capitalized interest for the Selected Student Loans (defined below).

•	The term “Wall Street Journal Markets Data” means a PDF file provided by the Corporation containing 1-month LIBOR as of August 31, 2018.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative

(“KPMG International”), a Swiss entity.

•

The term “Sources” means any file containing some or all of the following information provided by the Corporation: School ID Lookup Table, Lookup Code Document, Roll Forward Files, Wall Street Journal Markets Data, Inquire Loan File Screen, Deferment/Forbearance History Screen, Display Borrower History Screen, Display Loan History Detail Screen, School Information Screen, Display Payments Screen, Manual Caller Contact – All Groups Screen, Display Group History Information Screen, and Promissory Note. We make no representation regarding the validity, enforceability, or authenticity of any information in the Sources.

A.

The Corporation instructed us to select a random sample of 100 Student Loans from the Data File (the “Selected Student Loans”). A listing of the Selected Student Loans is listed in Exhibit A attached hereto. For purposes of this procedure, the Corporation did not inform us as to the basis for how they determined the number of Student Loans we were instructed to randomly select from the Data File.

B.

For each Selected Student Loan, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources. The Specified Parties indicated that the absence of any of the specified Sources, or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing instructions provided by the Corporation (as applicable and indicated below), constituted an exception. The Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources /Instructions

Loan Type at Origination

Inquire Loan File Screen

We were instructed by the Corporation to compare the “LOANTYPE” field in the Data File to the “Loan Type” field within the Inquire Loan File Screen based on the Lookup Code Document in Exhibit B.

Repay Type

Inquire Loan File Screen

We were instructed by the Corporation to compare the “REPAYTYPE” field in the Data File to the “Loan Type” and “Bond” fields within the Inquire Loan File Screen based on the Lookup Code Document in Exhibit B.

Attributes	Sources /Instructions

Current Loan Balance

Inquire Loan File Screen

We were instructed by the Corporation to compare the “CURRENTBALANCE” field in the Data File to the “CURR PRINCIPAL” field within the Inquire Loan File Screen. In the event the Current Loan Balance did not agree, we were instructed by the Corporation to subtract the capitalized interest in the Roll Forward Files after the Cutoff Date but before the Inquire Loan File Screen date from the “CURR PRINCIPAL” field within the Inquire Loan File Screen.

First Disbursement Date	Inquire Loan File Screen

Attributes	Sources /Instructions

Recomputed Number of Repayment Months Remaining

Inquire Loan File Screen

We were instructed by the Corporation to compare the “REPAYMENTMONTHSREMAINING” field in the Data File to the “Remaining” field within the Inquire Loan File Screen. In the event the Number of Repayment Months Remaining did not agree, we were instructed by the Corporation to perform the following procedures:

a.   If Loan Status (identified in the “STATUSNAME” field in the Data File) for the Selected Student Loan was in Repayment and the “Conversion” field within the Inquire Loan File Screen was after the seventh day of the month, we were instructed by the Corporation to add one (1) month to the “Remaining” field within the Inquire Loan File Screen but not to exceed the “Original Loan Term” field within the Inquire Loan File Screen.

b.  If Loan Status for the Selected Student Loan was in Repayment and the “Conversion” field within the Inquire Loan File Screen was on or before the seventh day of the month, we were instructed by the Corporation to add two (2) months to the “Remaining” field within the Inquire Loan File Screen but not to exceed the “Original Loan Term” field within the Inquire Loan File Screen.

c.   If Loan Status for the Selected Student Loan was changed from Repayment to Deferment between the period between the Cutoff Date to the Inquire Loan File Screen date, we were instructed by the Corporation to deduct one (1) month from the “Remaining” field within the Inquire Loan File Screen.

d.  If Loan Status for the Selected Student Loan was changed from School, Interest Only Repay, Deferment or Grace status to Repayment status between the Cutoff Date to the Inquire Loan File Screen date, we were instructed by the Corporation to add one (1) month to the “Remaining” field within the Inquire Loan File Screen but not to exceed the “Original Loan Term” field within the Inquire Loan File Screen.

Recomputed Number of Monthly Repayments Made

Inquire Loan File Screen

We were instructed by the Corporation to subtract the Number of Repayment Months Remaining based on the procedures performed for Number of Repayment Months Remaining in #4 above, from the “Original Loan Term” field within the Inquire Loan File Screen. The Corporation further instructed us to compare the “NRPAYMENTSMADE” field in the Data File to the resulting Number of Monthly Repayments Made.

Loan Status	Inquire Loan File Screen, Deferment/Forbearance History Screen, and Display Borrower History Screen

Attributes	Sources /Instructions

Next Principal Payment Due Date

Manual Caller Contact – All Groups Screen, Display Borrower History Screen, Display Loan History Detail Screen, and Display Group History Information Screen

We were instructed by the Corporation to recompute the Next Principal Payment Due Date using the Cutoff Date plus the number of months in the “SCHOOLMONTHSREMAINING,” “GRACEMONTHSREMAINING,” and “DEFERFORBEARMONTHSREMAINING” fields in the Data File (the “Recomputed Next Principal Payment Due Date”).

For Selected Student Loans that were not in Repayment, we were further instructed by the Corporation to compare the Recomputed Next Principal Payment Due Date to the “Due Date” field within the Manual Caller Contact – All Groups Screen. For Selected Student Loans that were in Repayment, we were instructed by the Corporation to deduct one (1) month from the “Due Date” field within the Manual Caller Contact – All Groups Screen then compare to the Recomputed Next Principal Payment Due Date.

In the event the Recomputed Next Principal Payment Due Date did not agree to the “Due Date” field within the Manual Caller Contact – All Groups Screen or the adjusted due date derived from Manual Caller Contact – All Groups Screen, we were instructed by the Corporation as follows:

a.   If the Loan Status for the Selected Student Loan was in School, we identified the graduation date as of the Cutoff Date within the Display Borrower History Screen or Display Loan History Detail Screen. The Next Principal Payment Due Date was deemed to be the payment date six (6) months after the graduation date (i.e., after the grace period).

b.  If the Loan Status for the Selected Student Loan was in Repayment and the borrower made prepayments before the Cutoff Date, we were instructed by the Corporation to perform the following procedures:

i)   Sum all payments made by borrower starting from the first payment date to the Cutoff Date within the Display Group History Information Screen (the “Aggregated Payment Amount”).

ii)  Recompute aggregated scheduled amortization from the first payment date to the Cutoff Date by multiplying the required monthly payment amount in the “Scheduled Amortization” field within the Display Group History Information Screen by the number of payments between the first payment date and the Cutoff Date (the “Aggregated Required Monthly Payment Amount”).

iii)   Subtract the Aggregated Required Monthly Payment Amount derived in step (ii) from the Aggregated Payment Amount derived in step (i) which represents the prepayment amount.

iv)   Divide the prepaid amount derived in step (iii) by the required monthly payment amount in the “Scheduled Amortization” field within the Display Group History Information Screen.

v)  Add the number of months derived in step (iv) to the Recomputed Next Principal Payment Due Date.

Attributes	Sources /Instructions

Current Statutory Borrower Interest Rate

Inquire Loan File Screen and Display Loan History Detail Screen

We were instructed by the Corporation to compare the “CURRENTBORROWERRATE” field in the Data File to the “Interest Rate” field within Inquire Loan File Screen if the “RateSchemaDescription” field in Data Field indicated Fixed Rate. We were further instructed by the Corporation to use the “Interest Rate” field within Display Loan History Detail Screen if the “RateSchemaDescription” field in Data Field did not indicate Fixed Rate.

Statutory Interest Rate Margin

Display Loan History Detail Screen and Wall Street Journal Markets Data

We were instructed by the Corporation to subtract 1-month LIBOR of 2.11% based on the Wall Street Journal Markets Data from the Current Statutory Borrower Interest Rate, identified in procedure #7 above, if the “RateSchemaDescription” field in Data Field did not indicate Fixed Rate. If the “RateSchemaDescription” field in Data Field indicated Fixed Rate, we were informed by the Corporation that the Statutory Interest Rate Margin was deemed to be zero.

Borrower State	Manual Caller Contact – All Groups Screen

Days Past Due	Manual Caller Contact – All Groups Screen, Display Group History Information screen, and Display Payments Screen

School Type	School Information Screen and School ID Lookup Table

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources.

C.

In addition to the procedures described above, we were instructed by the Corporation to observe the presence of a Promissory Note for each of the Selected Student Loans. The Specified Parties indicated that the absence of the presence of Promissory Note constituted an exception. We observed the presence of a Promissory Note for each Selected Student Loan.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Corporation in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information contained in the Data File, the Sources, and instructions provided by the Corporation, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Corporation, (iii) the reliability or accuracy of the Sources which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

November 26, 2018

Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2018A001	51	2018A051
2	2018A002	52	2018A052
3	2018A003	53	2018A053
4	2018A004	54	2018A054
5	2018A005	55	2018A055
6	2018A006	56	2018A056
7	2018A007	57	2018A057
8	2018A008	58	2018A058
9	2018A009	59	2018A059
10	2018A010	60	2018A060
11	2018A011	61	2018A061
12	2018A012	62	2018A062
13	2018A013	63	2018A063
14	2018A014	64	2018A064
15	2018A015	65	2018A065
16	2018A016	66	2018A066
17	2018A017	67	2018A067
18	2018A018	68	2018A068
19	2018A019	69	2018A069
20	2018A020	70	2018A070
21	2018A021	71	2018A071
22	2018A022	72	2018A072
23	2018A023	73	2018A073
24	2018A024	74	2018A074
25	2018A025	75	2018A075
26	2018A026	76	2018A076
27	2018A027	77	2018A077
28	2018A028	78	2018A078
29	2018A029	79	2018A079
30	2018A030	80	2018A080
31	2018A031	81	2018A081
32	2018A032	82	2018A082
33	2018A033	83	2018A083
34	2018A034	84	2018A084
35	2018A035	85	2018A085
36	2018A036	86	2018A086
37	2018A037	87	2018A087
38	2018A038	88	2018A088
39	2018A039	89	2018A089
40	2018A040	90	2018A090
41	2018A041	91	2018A091
42	2018A042	92	2018A092
43	2018A043	93	2018A093
44	2018A044	94	2018A094
45	2018A045	95	2018A095
46	2018A046	96	2018A096
47	2018A047	97	2018A097
48	2018A048	98	2018A098
49	2018A049	99	2018A099
50	2018A050	100	2018A100

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative

(“KPMG International”), a Swiss entity.

Exhibit B – The Lookup Code Document

a.	For Loan Type

Criteria	Loan Type
EDC	In School
EDL	Consolidation
EDN	In School
EDO	Consolidation
EDP	In School

b.	For Repay Type

Criteria	Repayment Type
Bond 881, 871, 880 or 870	Interest Only
Loan type starts with EDC and EDN	Deferred
Loan type starts with EDL, EDO* OR loan type starts with EDP and bond number is not equal to 881, 871, 880 or 870	Immediate

c.	For Loan Status

Criteria	Loan Status
D	Deferment
F	Forbearance (Exception FIO, FIG & FCI)
FIO, FIG & FCI	Interest Only
I30	In School
I40	In Grace
P30	Repayment